POST-EMPLOYMENT BENEFIT - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
POST-EMPLOYMENT BENEFIT
Current service cost	R$ (219)	R$ (487)	R$ (540)
Interest on actuarial obligation	(56,119)	(52,490)	(45,567)
Total expense recognized in profit or loss	R$ (56,338)	R$ (52,977)	R$ (46,107)